UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07963

The NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum Street Suite 120

 Syracuse, New York 13204

(Address of principal executive offices)

(Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

507 Plum Street Suite 120

Syracuse, New York 13204

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

NYSA TRUST

NYSA FUND

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2012

(Unaudited)

This report is provided for the general information of the shareholders of the NYSA Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

NYSA FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities are represented as a percentage of the portfolio of investments.

	NYSA FUND
	Schedule of Investments
	September 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 77.48%

Computer Equipment - 4.59%
13,000	Xerox Corp.	$ 95,420

Crude Petroleum & Natural Gas - 4.86%
15,000	Pengrowth Energy Corp.	101,100

Deep Sea Foreign Transportation of Freight - 0.56%
5,000	DryShips, Inc. *	11,700

Electric Services - 3.00%
3,474,380	McKenzie Bay International Ltd. *	59,065
10,000	US Geothermal, Inc. *	3,410
		62,475
Electrical Industrial Apparatus - 0.18%
4,663	Plug Power, Inc. *	3,847

Electronic Components, NEC - 0.81%
3,000	Power-One, Inc. *	16,755

Information Technology - 3.16%
5,000	Corning, Inc.	65,750

Miscellaneous Business Credit Institution - 1.53%
8,400	Harris & Harris Group, Inc. *	31,836

Miscellaneous Electrical Machinery, Equipment & Supplies - 2.90%
30,000	Fuelcell Energy, Inc. *	26,400
7,000	Motorcar Parts America, Inc. *	33,950
		60,350
Miscellaneous Plastic Products - 0.23%
5,612	Lightwave Logic, Inc. *	4,770

Miscellaneous Primary Metal Products - 3.25%
4,500	Dynamic Materials Corp.	67,590

Motor Vehicles & Passenger Car Bodies - 4.27%
9,000	Ford Motor Co.	88,740

Motors & Generators - 7.15%
6,500	Generac Holding, Inc.	148,785

Oil & Gas Field Exploration Services - 0.00%
400,000	Black Dragon Resources Companies, Inc. *	40

Pharmaceutical Preparations - 3.22%
11,000	Lannett, Inc. *	53,130
2,500	Sciclone Pharmaceuticals, Inc. *	13,875
		67,005
Secondary Smelting & Refining of Nonferrous Metals - 2.71%
22,000	Metalico, Inc. *	56,320

Semiconductors & Related Devices - 7.62%
11,000	GT Advanced Technologies, Inc. *	59,895
3,000	Intel Corp.	67,965
2,000	Nvidia Corp. *	26,680
3,500	Satcon Technology Corp.	3,850
		158,390
Services-Computer Integrated Systems - 2.67%
3,000	Quality Systems, Inc.	55,590

Software - 0.11%
220,000	Nibex, Inc. + *	2,200

Surgical & Medical Instruments - 17.28%
3,000	Globus Medical, Inc. *	54,090
800	Icad, Inc. *	1,720
84,332	Transluminal Technologies LLC + *	303,595
		359,405
Telephone Communications (No Radio Telephone) - 7.38%
20,000	Alaska Communications Systems Group, Inc.	45,200
22,000	Frontier Communications Corp.	108,130
		153,330

TOTAL FOR COMMON STOCK (Cost $2,122,461) - 77.48%		1,611,398

CLOSED END MUTUAL FUND - 0.25%
15,000	Universal Capital Management, Inc. *	5,250
TOTAL FOR CLOSED END MUTUAL FUND (Cost $9,458) - 0.25%		5,250

EXCHANGE TRADED FUNDS - 2.62%
4,000	Proshares Ultra Short S&P 500 Fund *	54,520
TOTAL FOR EXCHANGE TRADED FUNDS - (Cost $53,015) - 2.62%		54,520

OTHER INVESTMENTS - NOTES RECEIVABLE - 0.48%
100,000	Espsco LLC. +	10,000
TOTAL FOR OTHER INVESTMENTS - NOTES RECEIVABLE (Cost $100,000) - 0.48%		10,000

SHORT TERM INVESTMENTS - 20.75%
431,487	Huntington Treasury Money Market IV 0.01% **	431,487
TOTAL FOR SHORT TERM INVESTMENTS - (Cost $431,487) - 20.75%		431,487

TOTAL INVESTMENTS (Cost $2,716,421) - 101.58%		2,112,655

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.58)%		(32,925)

NET ASSETS - 100.00%		$ 2,079,730

* Non-income producing securities during the period.
+ Restricted Security - See Note 5.
** Variable Rate Security, the coupon rate shown represents the yield at September 30, 2012.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 +	Total

Common Stocks	$ 1,305,603	$ -	$ 305,795	$ 1,611,398
Closed End Mutual Fund	5,250	-	-	5,250
Exchange Traded Fund	54,520			54,520
Notes Receivable		-	10,000	10,000
Short-Term Investments:
Huntington Money Market Fund IV	431,487	-	-	431,487
	$ 1,796,860	$ -	$ 315,795	$ 2,112,655

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

+ Please see footnote 1 in notes to financial statements or additional information on Level 3 securities.

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Statement of Assets and Liabilities
September 30, 2012 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $2,716,421)	$ 2,112,655
Receivables:
Securities Sold	4,275
Dividends and Interest	2,610
Prepaid Expenses	7,026
Total Assets	2,126,566
Liabilities:
Payables:
Securities Purchased	27,164
Due to Adviser	3,329
Trustee Fees	1,309
Service Fees	394
Other Accrued Expenses	14,640
Total Liabilities	46,836
Net Assets	$ 2,079,730

Net Assets Consist of:
Paid In Capital	$ 3,930,806
Accumulated Undistributed Net Investment Loss	(18,906)
Accumulated Undistributed Realized Loss on Investments	(1,228,404)
Unrealized Depreciation in Value of Investments	(603,766)
Net Assets, for 328,662 Shares Outstanding	$ 2,079,730

Net Asset Value and Redemption Price Per Share	$ 6.33

Maximum Offering Price Per Share ($6.33/97.5%)	$ 6.49

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Statement of Operations
For the six months ended September 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,394)	$ 24,130
Interest	3,335
Total Investment Income	27,465

Expenses:
Advisory Fees (Note 3)	10,461
Transfer Agent Fees	7,954
Compliance Fees (Note 3)	9,074
Audit Fees	6,710
Legal Fees	1,510
Service Fees (Note 3)	2,616
Miscellaneous Fees	1,850
Custodial Fees	1,764
Trustee Fees	2,309
Printing and Mailing	902
Insurance	1,221
Total Expenses	46,371

Net Investment Loss	(18,906)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(309,255)
Net Change in Unrealized Appreciation on Investments	134,403
Realized and Unrealized Loss on Investments	(174,852)

Net Decrease in Net Assets Resulting from Operations	$ (193,758)

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	9/30/2012	3/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (18,906)	$ (54,479)
Net Realized Gain (Loss) on Investments	(309,255)	50,739
Unrealized Appreciation (Depreciation) on Investments	134,403	(328,629)
Net Decrease in Net Assets Resulting from Operations	(193,758)	(332,369)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	-	-

Capital Share Transactions (Note 7)	(63,590)	(269,369)

Total Decrease in Net Assets	(257,348)	(601,738)

Net Assets:
Beginning of Period	2,337,078	2,938,816

End of Period (including undistributed net investment loss of $(18,906) and $0, respectively)
	$ 2,079,730	$ 2,337,078

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2012		3/31/2012	3/31/2011	3/31/2010	3/31/2009	3/31/2008

Net Asset Value, at Beginning of Period	$ 6.90		$ 7.80	$ 7.89	$ 5.89	$ 7.82	$ 8.06

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.06)		(0.15)	(0.22)	(0.14)	(0.12)	(0.07)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.51)		(0.75)	0.13	2.14	(1.81)	(0.17)
Total Income (Loss) from Investment Operations	(0.57)		(0.90)	(0.09)	2.00	(1.93)	(0.24)

Distributions:
Net Investment Income	0.00		0.00	0.00	0.00	0.00	0.00
Realized Gains	0.00		0.00	0.00	0.00	0.00	0.00
Total from Distributions	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 6.33		$ 6.90	$ 7.80	$ 7.89	$ 5.89	$ 7.82

Total Return **	(8.26)%		(11.54)%	(1.14)%	33.96%	(24.68)%	(2.98)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,080		$ 2,337	$ 2,939	$ 2,842	$ 2,077	$ 4,197
Before Waiver
Ratio of Expenses to Average Net Assets	4.45%	***	4.29%	4.43%	4.00%	3.95%	3.36%
After Waiver
Ratio of Expenses to Average Net Assets	4.45%	***	4.08%	4.23%	4.00%	3.95%	3.29%
Ratio of Net Investment Loss to Average Net Assets	(1.81)%	***	(2.10)%	(2.90)%	(1.96)%	(1.74)%	(0.92)%
Portfolio Turnover	72%		184%	169%	204%	245%	286%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

The NYSA Fund (the “Fund”) is a non-diversified series of the NYSA Series Trust (the “Trust”).  The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), was organized as a Massachusetts business trust on November 20, 1996.  The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (the “Advisor”) purchased the initial shares of the Fund at $10 per share.  The Fund began the public offering of shares on May 12, 1997.

The following is a summary of the Fund's significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP):

Securities Valuation – Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

The following table sets forth a summary of the changes in the fair value of the Fund’s level 3 investments for the year ended September 30, 2012:

Investments
Balance Beginning at April 1, 2012	$ 315,795
Net Realized Gain/Loss on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	-
Net Transferred out of Level 3	(-)
Net Transferred into Level 3	-
Balance End at September 30, 2012	$ 315,795

See the Fund’s Schedule of Investments for details on investments and levels.

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned.

Security Transactions – Security transactions are accounted for on trade date.  Realized gains and losses on security transactions are determined on a specific identification basis.

Distributions to Shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year and are recorded on the ex-dividend date.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.  For the six months ended September 30, 2012, the Fund did not pay any distributions to its shareholders.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period.  Actual results could differ from those estimates. Management has evaluated subsequent events through the date the financial statements were issued and determined no events requiring additional disclosure.

Federal Income Taxes – It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $1,358,503 and $1,679,078, respectively, for the six months ended September 30, 2012.

3.   TRANSACTIONS WITH AFFILIATES

Advisory Agreement -Under the terms of an Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million. For the six months ended September 30, 2012, Advisory Fees were $10,461. At September 30, 2012, the Fund owed the Advisor $3,329.

For the six months ended September 30, 2012, compliance fees of $9,074 were paid to the Fund’s Chief Compliance Officer, who also serves as secretary of the Fund.

Portfolio Transactions - Commissions paid by the Fund are based on the per transaction commission charge then in effect for the execution of a transaction for the Fund by the investment advisor.  Commissions paid to Pinnacle Investments, Inc., an affiliate of the Advisor, were $10,422, for the six months ended September 30, 2012.

Implementation of a Service Fee Plan - The Fund has adopted a Service Fee Plan, pursuant to which the Fund will incur expenses of up to 0.25% per year of the Fund’s net assets.  Under the Service Fee Plan, the Fund is permitted to reimburse Pinnacle Investments, LLC, the Underwriter, for a portion of its expenses incurred in servicing shareholder accounts.  For the six months ended September 30, 2012, $2,616 was paid to the Underwriter for reimbursement of expenses in connection with shareholder accounts.

4.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2012, National Financial Services, for the benefit of others, in aggregate approximately 68.58% of the Fund.

5.   OTHER INVESTMENTS

Restricted Securities - The investment in 220,000 shares of Nibex, Inc. common stock, the sale of which is restricted, has been valued by the Board of Trustees at $.01 per share after considering certain pertinent factors, including the results of operations of Nibex, Inc. and any recent offerings in its common stock. No quoted market price exists for Nibex, Inc. shares. It is possible that the estimated value may differ significantly from the amount that might be ultimately realized in the near term and the difference could be material.

The investment in 84,332 shares of Transluminal Technologies LLC. common stock, the sale of which is restricted, has been valued by the Board of Trustees at $3.60 No change from year end.  We’ll need an update @ 3/31/13 per share after considering certain pertinent factors, including the results of operations of Transluminal Technologies LLC. and any recent offerings in its common stock. No quoted market price exists for Transluminal Technologies LLC. shares. It is possible that the estimated value may differ significantly from the amount that might be ultimately realized in the near term and the difference could be material.

Promissory Note - The Fund has entered into a promissory note agreement with ESPSCO LLC as of May 1, 2008.  ESPSCO originally has agreed to repay the face amount of $100,000 along with 9% interest per annum on the unpaid principal balance from July 15, 2008 until paid in full. The Note has subsequently been modified and for the six months ended September 30, 2012, interest income received was $3,335.Per Statement of Ops  The value of the note at September 30, 2012, is $10,000 again we’ll need to revisit @ 3/31/13.

6.   TAX MATTERS

The Fund’s tax basis capital gains and losses and undistributable ordinary income are determined only at the end of each fiscal year. For tax purposes, as of March 31, 2012, the following represents that tax basis capital gains and losses and undistributed ordinary income:

Undistributed ordinary income

$      -

Capital loss carry forwards expiring:

3/31/2014

$    267,408

3/31/2018

$    637,521

$    904,129

During the year ended March 31, 2012, the Fund had net capital loss carry forward amounts expire of $1,455,919, net of previous disallowed losses of $23,696, and $50,739 current year net capital gains taken, which were reclassified from accumulated undistributed realized loss on investments to paid in capital.

The Fund is a regulated investment company (as defined in internal revenue code section 851) and is subject to special rules under IRC section 1212 regarding capital loss carry backs and carryovers. These rules prohibit the corporation from carrying back capital losses to any year in which it was a regulated investment company, while allowing capital loss carryovers to eight taxable years (not the usual three) succeeding the loss year. For taxable years beginning after December 22, 2010, regulated investment companies are permitted unlimited carry forwards of net capital losses. Such losses retain their character as either short- or long-term capital losses.

Net capital losses that occurred before December 23, 2010, continue to be treated as short term, and expire according to their original schedule. Such losses are not available to offset capital gains until all net capital losses occurring after December 22, 2010, have been utilized. As a result, some net capital loss carryovers that originated prior to December 23, 2010 may expire.

As of September 30, 2012, the tax basis components of unrealized appreciation (deprecation) and cost of investment securities were as follows:  Please use the book basis for below.

Gross unrealized appreciation on investment securities

 $

Gross unrealized depreciation on investment securities

($

Net unrealized depreciation on investment securities

($   -603766

Cost of investment securities

$ 2716421

*

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

7.   CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of no par value shares of separate series.  The total paid-in-capital was $3,930,806, as of September 30, 2012.  Transactions in capital for the six months ended September 30, 2012, and year ended March 31, 2012 were as follows:

	Six Months Ended September 30, 2012		Year Ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	3,935	$ 24,322	6,899	$ 47,874
Shares redeemed	(14,168)	(87,912)	(44,981)	(317,243)
Net increase	(10,233)	$ (63,590)	(38,082)	$ (269,369)

8.   NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

NYSA FUND
Expense Illustration
September 30, 2012 (Unaudited)

Expense Example

As a shareholder of the NYSA FUND , you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2012 through September 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2012	September 30, 2012	April 1, 2012 to September 30, 2012

Actual	$1,000.00	$917.39	$21.39
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,002.76	$22.34

* Expenses are equal to the Fund's annualized expense ratio of 4.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NYSA FUND

TRUSTEES AND OFFICERS (Unaudited)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
John R. Dobeck 8181 Cranes Watch Circle, Baldwinsville, NY Age: 57	Trustee	Since April 2007	1	Corporate Vice President, Non Ferrous Products, Kloeckner Metals Corporation, June 2011 – Present; Division President, Macsteel, July 1998 – June 2011.
Mark E. Wadach 110 Treeland Circle, Syracuse, NY Age: 61	Trustee	Since February 1997	1	Sales Representative/Consultant for Upstate Utilities Inc. from 2007 – Present.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Gregg A. Kidd [1] 507 Plum St. Syracuse, NY Age: 51	President	Since November 1996	1	President of Pinnacle Investments, Inc. and Pinnacle Advisors LLC since 1996.
Daniel F. Raite 507 Plum St. Syracuse, NY Age: 63	Treasurer	Since 2003	1	Vice President of Pinnacle Investments, Inc. and Pinnacle Advisors LLC since 1996
Michael Samoraj 507 Plum St. Syracuse, NY Age: 53	Chief Compliance Officer, Secretary, & Portfolio Manager	Since October 2004 Since April 2003 Since 2007	1	Registered principal with Pinnacle Investments Inc. since 1999.
Joseph Masella One Unity Plaza at Franklin Square, Syracuse, NY Age: 62	Trustee *	Since February 1997	1	Chief Executive Officer, Pinnacle Capital Management, LLC, October 2011 – present; Executive Vice President, Unity Mutual Life Insurance, August 1978 – June 2011.

1 Gregg A. Kidd is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

* Mr. Masella served as an Independent Trustee from 1997 – 2011.

NYSA FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2012 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-535-9169, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 535-9169 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 535-9169 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The NYSA Series Trust

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 5, 2012

By /s/Daniel F. Raite

*Daniel F. Raite

Chief Financial Officer

Date December 5, 2012

* Print the name and title of each signing officer under his or her signature.